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Wachovia Balanced Fund II
(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)
Semi-Annual Report
June 30, 2001

[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Wachovia Balanced Fund II.

This report covers the first six months of the fund’s fiscal year, which is the period from January 1, 2001 through June 30, 2001. It includes a complete list of fund holdings and the fund’s financial statements.

The fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds.

The difficult environment for stocks outweighed the positive one for bonds, as the fund produced a total return of (7.69)% 1 during the six-month reporting period. During the period, the fund’s net asset value declined from $9.54 to $8.78 and shareholders received $0.03 per share in dividends. Fund net assets reached $6.2 million at the end of the period.

Thank you for pursing your long-term financial goals through the diversification and professional management of the Wachovia Balanced Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
August 15, 2001

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

WACHOVIA BALANCED FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED )

Shares		Value

Common Stocks—58.6%
	Basic Materials—2.1%
1,149	Alcoa, Inc.	$ 45,271
382	Du Pont (E.I.) de Nemours & Co.	18,428
712	Praxair, Inc.	33,464
525	(1)Watson Pharmaceuticals, Inc.	32,361

	Total	129,524

	Capital Goods—4.8%
904	Dover Corp.	34,036
2,593	General Electric Co.	126,409
566	Honeywell International, Inc.	19,804
1,451	Tyco International Ltd.	79,080
536	United Technologies Corp.	39,267

	Total	298,596

	Communication Services—3.1%
256	(1)Brocade Communications Systems, Inc.	11,261
2,516	(1)Global Crossing Ltd.	21,738
1,708	(1)NEXTEL Communications, Inc., Class A	29,890
1,179	(1)Qwest Communications International, Inc.	37,575
1,576	(1)Sprint Corp. (PCS Group)	38,060
968	Verizon Communications	51,788

	Total	190,312

	Consumer Cyclicals—3.2%
422	Centex Corp.	17,196
469	Costco Wholesale Corp.	19,267
517	Interpublic Group Cos., Inc.	15,174
1,134	(1)Linens ’N Things, Inc.	30,981
1,248	Lowe’s Cos., Inc.	90,542
543	Wal-Mart Stores, Inc.	26,498

	Total	199,658

	Consumer Staples—7.4%
2,277	(1)AOL Time Warner, Inc.	120,681
2,391	(1)AT&T Corp.—Liberty Media Group, Inc., Class A	41,819
539	Avon Products, Inc.	24,945
884	CVS Corp.	34,122

WACHOVIA BALANCED FUND II

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
525	Harley Davidson, Inc.	$ 24,717
657	Kimberly-Clark Corp.	36,726
2,406	(1)Kroger Co., Inc.	60,150
1,003	Philip Morris Cos., Inc.	50,902
1,300	(1)Viacom, Inc., Class B	67,275

	Total	461,337

	Energy—4.8%
1,646	Conoco, Inc., Class A	46,417
1,027	ENSCO International, Inc.	24,032
487	El Paso Corp.	25,587
1,363	Exxon Mobil Corp.	119,058
684	Royal Dutch Petroleum Co., ADR	39,857
821	Schlumberger Ltd.	43,226

	Total	298,177

	Finance—15.4
1,427	American Express Co.	55,368
1,078	American International Group, Inc.	92,708
600	Bank of America Corp.	36,018
716	Bank of New York Co., Inc.	34,368
2,639	Citigroup, Inc.	139,445
503	Franklin Resources, Inc.	23,022
1,063	Freddie Mac	74,410
1,134	J.P. Morgan Chase & Co.	50,576
182	MBIA, Inc.	10,134
709	MBNA Corp.	23,362
135	Marsh & McLennan Cos., Inc.	13,635
479	Morgan Stanley, Dean Witter & Co.	30,766
361	PNC Financial Services Group	23,750
2,420	S&P Depositary Receipts Trust	296,692
1,114	Wells Fargo & Co.	51,723

	Total	955,977

	Health Care—6.5%
550	American Home Products Corp.	32,142
672	(1)Amgen, Inc.	40,777
636	Bristol-Myers Squibb Co.	33,263
387	Genentech, Inc.	21,324
334	(1)Genzyme Corp.	20,374

WACHOVIA BALANCED FUND II

Shares or Principal Amount		Value

Common Stocks—continued
	Health Care—continued
1,150	Johnson & Johnson	$ 57,500
863	Medtronic, Inc.	39,707
608	Merck & Co., Inc.	38,857
2,723	Pfizer, Inc.	109,056
157	(1)Tenet Healthcare Corp.	8,100

	Total	401,100

	Technology—9.0%
284	Automatic Data Processing, Inc.	14,115
2,191	(1)Cisco Systems, Inc.	39,876
1,807	(1)EMC Corp.—Mass	52,493
1,289	(1)I2 Technologies, Inc.	25,522
1,324	Intel Corp.	38,727
529	(1)KLA-Tencor Corp.	30,931
588	(1)Micromuse, Inc.	16,458
1,815	(1)Microsoft Corp.	132,495
976	(1)Network Appliance, Inc.	13,371
1,348	Nokia Oyj, Class A, ADR	29,710
958	(1)RF Micro Devices, Inc.	25,837
980	(1)Sun Microsystems, Inc.	15,406
1,894	Texas Instruments, Inc.	59,661
952	(1)Veritas Software Corp.	63,337

	Total	557,939

	Transportation—0.7%
2,204	Southwest Airlines Co.	40,752

	Utilities—1.6%
1,662	Duke Energy Corp.	64,835
715	Enron Corp.	35,035

	Total	99,870

	Total Common Stocks (identified cost $3,922,687)	3,633,242

Corporate Bonds—4.2%
	Finance—4.1%
$ 50,000	Household Finance Corp., Note, 6.50%, 1/24/2006	50,831
50,000	Kinder Morgan Energy Partners, LP, Note, 7.40%, 3/15/2031	49,119
50,000	National City Corp., Sub. Note, 7.20%, 5/15/2005	51,887
50,000	Verizon Global Funding Corp., Note, Series 144A, 7.25%, 12/1/2010	50,941
50,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	49,024

	Total	251,802

WACHOVIA BALANCED FUND II

Principal Amount		Value

Corporate Bonds—continued
	Transportation—0.1%
$ 5,000	United Parcel Service, Deb., 8.375%, 4/1/2020	$ 5,787

	Total Corporate Bonds (identified cost $259,309)	257,589

Mortgage Backed Securities—28.6%
	Federal Home Loan Bank—6.0%
375,000	4.875%, 4/16/2004	373,946

	Federal Home Loan Mortgage Corporation—5.8%
350,000	6.25%, 10/15/2002	358,585

	Federal National Mortgage Association—16.1%
275,000	5.25%, 1/15/2009	262,925
150,000	6.50%, 4/29/2009	149,320
300,000	6.625%, 11/15/2010	309,936
37,159	7.00%, 2/1/2030	37,333
225,000	7.125%, 2/15/2005	238,394

	Total	997,908

	Government National Mortgage Association—0.7%
45,235	7.00%, 10/15/2028	45,645

	Total Mortgage Backed Securities (identified cost $1,765,156)	1,776,084

U.S. Treasury Obligations—3.6%
	U.S. Treasury Bonds—3.6%
200,000	6.375%, 8/15/2027	212,000
10,000	7.125%, 2/15/2023	11,466

	Total U.S. Treasury Obligations (identified cost $223,541)	223,466

(2) Repurchase Agreement—4.1%
256,152	Goldman Sachs Group, LP, 3.93%, dated 6/29/2001, due 7/2/2001 (at amortized cost)	256,152

	Total Investments (identified cost $6,426,845)(3)	$6,146,533

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $6,426,845. The net unrealized depreciation of investments on a federal tax basis amounts to $280,312 which is comprised of $175,944 appreciation and $456,256 depreciation at June 30, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($6,204,441) at June 30, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED )

Assets:
Total investments in securities, at value (identified cost $6,426,845)		$6,146,533
Income receivable		37,885
Receivable for shares sold		49,295

Total assets		6,233,713
Liabilities:
Payable to Bank	$11,136
Accrued expenses	18,136

Total liabilities		29,272

Net assets for 706,359 shares outstanding		$6,204,441

Net Assets Consist of:
Paid-in capital		$6,673,434
Net unrealized depreciation of investments		(280,312)
Accumulated net realized loss on investments		(237,485)
Undistributed net investment income		48,804

Total Net Assets		$6,204,441

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,204,441 ÷ 706,359 shares outstanding		$8.78

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED )

Investment Income:
Dividends (net of foreign taxes withheld of $107)		$ 12,615
Interest		59,919

Total income		72,534
Expenses:
Investment adviser fee	$ 16,096
Administrative personnel and services fee	2,299
Custodian fees	460
Transfer and dividend disbursing agent fees and expenses	881
Directors’/Trustees’ fees	325
Auditing fees	5,931
Legal fees	806
Portfolio accounting fees	325
Share registration costs	5,353
Printing and postage	5,457
Insurance premiums	313
Miscellaneous	923

Total expenses	39,169
Waiver:
Waiver of investment adviser fee	$(15,945)

Net expenses		23,224

Net investment income		49,310

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(224,462)
Net change in unrealized depreciation of investments		(157,611)

Net realized and unrealized loss on investments		(382,073)

Change in net assets resulting from operations		$(332,763)

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) June 30, 2001	Period Ended December 31, 2000 (1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 49,310	$ 12,872
Net realized loss on investments	(224,462)	(13,023)
Net change in unrealized depreciation of investments	(157,611)	(122,701)

Change in net assets resulting from operations	(332,763)	(122,852)

Distributions to Shareholders—
Distributions from net investment income	(13,378)	—

Share Transactions—
Proceeds from sale of shares	3,493,194	3,193,643
Net asset value of shares issued to shareholders in payment of distributions declared	13,378	—
Cost of shares redeemed	(26,781)	—

Change in net assets resulting from share transactions	3,479,791	3,193,643

Change in net assets	3,133,650	3,070,791
Net Assets—
Beginning of period	3,070,791	—

End of period (including undistributed net investment income of $48,804 and $12,872, respectively)	$6,204,441	$3,070,791

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) June 30, 2001		Period Ended December 31, 2000 (1)

Net asset value, beginning of period	$ 9.54		$10.00
Income from investment operations:
Net investment income	0.06		0.04
Net realized and unrealized loss on investments	(0.79)		(0.50)

Total from investment operations	(0.73)		(0.46)
Less distributions:
Distributions from net investment income	(0.03)		—

Net asset value, end of period	$ 8.78		$ 9.54

Total return (2)	(7.69)%		(4.60)%
Ratios to average net assets
Expenses	1.01	%(4)	1.01	%(4)
Net investment income	2.14	%(4)	2.97	%(4)
Expense waiver/reimbursement (3)	0.69	%(4)	6.83	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$6,204		$3,071
Portfolio turnover	27%		5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(4)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA BALANCED FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Balanced Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce long-term growth of principal and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

WACHOVIA BALANCED FUND II

As required, effective January 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, and began amortizing premiums and discounts on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums or discounts on debt securities except as required by the Internal Revenue Service. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Fund.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $6,708, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2001	Period Ended December 31, 2000(1)
	Shares	Shares

Shares sold	386,048	321,956
Shares issued to shareholders in payment of distributions declared	1,478	—
Shares redeemed	(3,123)	—

Net change resulting from share transactions	384,403	321,956

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

WACHOVIA BALANCED FUND II

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Fund Advisers, a division of Wachovia Bank, N.A. the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate the waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2001, the Fund did not incur a distribution services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2001, were $3,638,182 and $693,766, respectively. Purchases and sales of long-term U.S. government securities for the six months ended June 30, 2001, were $1,443,033 and $431,943, respectively.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-09873

Cusip 929775302
26678 (8/01)

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Wachovia Equity Fund II
(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Semi-Annual Report
June 30, 2001

[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE
Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Wachovia Equity Fund II.

This report covers the first six months of the fund’s fiscal year, which is the period from January 1, 2001 through June 30, 2001. It includes a complete list of fund holdings and the fund’s financial statements.

The fund pursues growth through a portfolio of blue-chip stocks issued by some of America’s largest and best-known companies. In particular, the fund’s manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund’s holdings included such well-known names as Alcoa, AOL Time-Warner, American Express, Bank of America, Cisco, DuPont, Exxon Mobil, General Electric, Harley-Davidson, Merck, Microsoft, Verizon, and Wal-Mart.

In a difficult environment for large-company stocks like these, the fund produced a total return of (15.00)% 1 during the six-month reporting period as the net asset value declined from $9.01 to $7.65. The fund paid $0.01 per share in dividends. Fund net assets reached $2.1 million at the end of the reporting period.

While negative returns are unpleasant, I urge you to remember that the short-term volatility—and periods of negative and positive returns—are part of stock investing. The true measure of stock performance is over the long term, as stocks have historically outperformed other types of investments over time. 2

Thank you for pursing your long-term financial goals through the diversification and professional management of Wachovia Equity Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
August 15, 2001

[1]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

[2] .	In return for their higher growth potential, stock prices are more volatile than other types of investments.

WACHOVIA EQUITY FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED )

Shares		Value

Common Stocks—98.1%
	Basic Materials—3.6%
670	Alcoa, Inc.	$ 26,398
222	Du Pont (E.I.) de Nemours & Co.	10,709
415	Praxair, Inc.	19,505
306	(1)Watson Pharmaceuticals, Inc.	18,862

	Total	75,474

	Capital Goods—8.3%
527	Dover Corp.	19,842
1,511	General Electric Co.	73,661
330	Honeywell International, Inc.	11,547
845	Tyco International Ltd.	46,052
312	United Technologies Corp.	22,857

	Total	173,959

	Communication Services—5.3%
149	(1)Brocade Communications Systems, Inc.	6,555
1,466	(1)Global Crossing Ltd.	12,666
996	(1)NEXTEL Communications, Inc., Class A	17,430
687	(1)Qwest Communications International, Inc.	21,895
919	(1)Sprint Corp. (PCS Group)	22,194
564	Verizon Communications	30,174

	Total	110,914

	Consumer Cyclicals—5.5%
241	Centex Corp.	9,821
273	Costco Wholesale Corp.	11,215
301	Interpublic Group Cos., Inc.	8,834
661	(1)Linens ’N Things, Inc.	18,059
727	Lowe’s Cos., Inc.	52,744
317	Wal-Mart Stores, Inc.	15,470

	Total	116,143

	Consumer Staples—12.8%
1,327	(1)AOL Time Warner, Inc.	70,331
1,394	(1)AT&T Corp.—Liberty Media Group, Inc., Class A	24,381
314	Avon Products, Inc.	14,532
515	CVS Corp.	19,879

WACHOVIA EQUITY FUND II

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
306	Harley Davidson, Inc.	$ 14,406
383	Kimberly-Clark Corp.	21,410
1,402	(1)Kroger Co., Inc.	35,050
584	Philip Morris Cos., Inc.	29,638
758	(1)Viacom, Inc., Class B	39,226

	Total	268,853

	Energy—8.3%
959	Conoco, Inc., Class A	27,044
599	ENSCO International, Inc.	14,017
284	El Paso Corp.	14,921
795	Exxon Mobil Corp.	69,443
399	Royal Dutch Petroleum Co., ADR	23,250
478	Schlumberger Ltd.	25,167

	Total	173,842

	Finance—23.9%
831	American Express Co.	32,243
628	American International Group, Inc.	54,008
350	Bank of America Corp.	21,010
417	Bank of New York Co., Inc.	20,016
1,538	Citigroup, Inc.	81,268
293	Franklin Resources, Inc.	13,411
619	Freddie Mac	43,330
661	J.P. Morgan Chase & Co.	29,481
106	MBIA, Inc.	5,902
413	MBNA Corp.	13,608
81	Marsh & McLennan Cos., Inc.	8,181
279	Morgan Stanley, Dean Witter & Co.	17,920
210	PNC Financial Services Group	13,816
965	S&P Depositary Receipts Trust	118,309
649	Wells Fargo & Co.	30,133

	Total	502,636

	Health Care—11.1%
321	American Home Products Corp.	18,759
392	(1)Amgen, Inc.	23,787
371	Bristol-Myers Squibb Co.	19,403
226	Genentech, Inc.	12,453

WACHOVIA EQUITY FUND II

Shares or Principal Amount		Value

Common Stocks—continued
	Health Care—continued
194	(1)Genzyme Corp.	$ 11,834
670	Johnson & Johnson	33,500
503	Medtronic, Inc.	23,143
355	Merck & Co., Inc.	22,688
1,587	Pfizer, Inc.	63,559
94	(1)Tenet Healthcare Corp.	4,849

	Total	233,975

	Technology—15.4%
166	Automatic Data Processing, Inc.	8,250
1,277	(1)Cisco Systems, Inc.	23,241
1,053	(1)EMC Corp.-Mass	30,590
751	(1)I2 Technologies, Inc.	14,870
771	Intel Corp.	22,552
309	(1)KLA-Tencor Corp.	18,067
342	(1)Micromuse, Inc.	9,573
1,057	(1)Microsoft Corp.	77,161
569	(1)Network Appliance, Inc.	7,795
786	Nokia Oyj, Class A, ADR	17,323
558	(1)RF Micro Devices, Inc.	15,049
571	(1)Sun Microsystems, Inc.	8,976
1,103	Texas Instruments, Inc.	34,744
555	(1)Veritas Software Corp.	36,924

	Total	325,115

	Transportation—1.1%
1,284	Southwest Airlines Co.	23,741

	Utilities—2.8%
968	Duke Energy Corp.	37,762
417	Enron Corp.	20,433

	Total	58,195

	Total Common Stocks (identified cost $2,271,871)	2,062,847

(2) Repurchase Agreement—1.9%
$40,356	Goldman Sachs Group, LP, 3.93%, dated 6/29/2001, due 7/2/2001	40,356

	Total Investments (identified cost $2,312,227)(3)	$2,103,203

WACHOVIA EQUITY FUND II

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $2,312,227. The net unrealized depreciation of investments on a federal tax basis amounts to $209,024 which is comprised of $83,247 appreciation and $292,271 depreciation at June 30, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($2,103,786) at June 30, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED )

Assets:
Total investments in securities, at value (identified cost $2,312,227)		$2,103,203
Income receivable		1,210
Receivable for shares sold		9,871

Total Assets		2,114,284
Liabilities:
Payable to Bank	$4,630
Accrued expenses	5,868

Total Liabilities		10,498

Net assets for 274,976 shares outstanding		$2,103,786

Net Assets Consist of:
Paid-in capital		$2,461,077
Net unrealized depreciation of investments		(209,024)
Accumulated net realized loss on investments		(148,766)
Undistributed net investment income		499

Total Net Assets		$2,103,786

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,103,786 ÷ 274,976 shares outstanding		$7.65

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED )

Investment Income:
Dividends (net of foreign taxes withheld of $64)			$ 7,554
Interest			2,575

Total income			10,129
Expenses:
Investment adviser fee		$ 5,790
Administrative personnel and services fee		827
Custodian fees		166
Transfer and dividend disbursing agent fees and expenses		1,037
Directors’/Trustees’ fees		301
Auditing fees		5,590
Legal fees		774
Portfolio accounting fees		244
Share registration costs		4,790
Printing and postage		5,864
Insurance premiums		299
Miscellaneous		1,570

Total expenses		27,252
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$ (5,790)
Reimbursement of other operating expenses	(11,949)

Total waiver and expense reimbursement		(17,739)

Net expenses			9,513

Net investment income			616

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(140,035)
Net change in unrealized depreciation of investments			(109,808)

Net realized and unrealized loss on investments			(249,843)

Change in net assets resulting from operations			$(249,227)

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) June 30, 2001	Period Ended December 31, 2000 (1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 616	$ 1,598
Net realized loss on investments	(140,035)	(8,731)
Net change in unrealized depreciation of investments	(109,808)	(99,216)

Change in net assets resulting from operations	(249,227)	(106,349)

Distributions to Shareholders—
Distributions from net investment income	(1,715)	—

Share Transactions—
Proceeds from sale of shares	1,174,670	1,293,689
Net asset value of shares issued to shareholders in payment of distributions declared	1,715	—
Cost of shares redeemed	(8,968)	(29)

Change in net assets resulting from share transactions	1,167,417	1,293,660

Change in net assets	916,475	1,187,311
Net Assets—
Beginning of period	1,187,311	—

End of period (including undistributed net investment income of $499 and $1,598, respectively)	$2,103,786	$1,187,311

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) June 30, 2001		Period Ended December 31, 2000 (1)

Net asset value, beginning of period	$ 9.01		$10.00
Income from investment operations
Net investment income	0.00	(2)	0.01
Net realized and unrealized loss on investments	(1.35)		(1.00)

Total from investment operations	(1.35)		(0.99)

Less distributions
Distributions from net investment income	(0.01)		—

Net asset value, end of period	$ 7.65		$ 9.01

Total return (3)	(15.00)%		(9.90)%
Ratios to average net assets
Expenses	1.15	%(5)	1.15	%(5)
Net investment income	0.07	%(5)	0.95	%(5)
Expense waiver/reimbursement (4)	2.14	%(5)	16.36	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$ 2,104		$1,187
Portfolio turnover	35%		5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Amount rounds to less than $0.01 per share.

(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(5)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA EQUITY FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Equity Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the guide will have a significant effect on the financial statements.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $4,431, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2001	Period Ended December 31, 2000(1)
	Shares	Shares

Shares sold	144,233	131,732
Shares issued to shareholders in payment of distributions declared	211	—
Shares redeemed	(1,197)	(3)

Net change resulting from share transactions	143,247	131,729

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Fund Advisers, a division of Wachovia Bank, N.A. the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate the waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2001, the Fund did not incur a distribution services fee.

WACHOVIA EQUITY FUND II

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2001, were $1,993,864 and $563,993, respectively.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-09873

Cusip 929775104
26679 (8/01)

[Image Appears Here]

Wachovia Special
Values Fund II
(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Semi-Annual Report
June 30, 2001

[Logo of Wachovia]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Wachovia Special Values Fund II.

This report covers the first six months of the fund’s fiscal year, which is the period from January 1, 2001 through June 30, 2001. It includes a complete list of fund holdings and the fund’s financial statements.

The fund pursues growth by investing in a diversified portfolio of small-company stocks. 1 Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values.

In contrast to the difficult environment for large-company stocks, this was a strong period for small-company value stocks. As a result, during the six-month reporting period, the fund produced a total return of 13.15%. 2 The primary contributor to the total return was a net asset value increase from $10.90 to $12.25. The fund also paid $0.04 per share in dividends and a capital gain totaling $0.04. Fund net assets reached $1.4 million at the end of the reporting period.

Thank you for pursing your long-term financial goals through the diversification and professional management of the Wachovia Special Values Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
August 15, 2001

[1]	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

[2]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

WACHOVIA SPECIAL VALUES FUND II
PORTFOLIO OF INVESTMENTS

June 30, 2001 (unaudited)

Shares		Value

Common Stocks—82.0%
	Basic Materials—9.1%
1,000	(1)American Pacific Corp.	$ 6,440
900	(1)Chase Industries, Inc.	8,406
385	Deltic Timber Corp.	11,088
540	(1)Kemet Corp.	10,697
875	Lafarge Corp.	29,321
580	Roanoke Electric Steel Corp.	10,127
610	Rock-Tenn Co.	7,473
330	Texas Industries, Inc.	11,349
780	Universal Corp.—VA	30,935
165	Wescast Industries, Inc.	5,564

	Total	131,400

	Capital Goods—14.2%
800	Ampco-Pittsburgh Corp.	9,040
735	Briggs & Stratton Corp.	30,943
900	Butler Manufacturing Co.	22,500
695	Centex Construction Products, Inc.	22,587
845	(1)Emcor Group, Inc.	30,547
115	Franklin Electronics, Inc.	8,728
737	Granite Construction, Inc.	18,735
275	(1)Kulicke & Soffa Industries, Inc.	4,719
120	Millipore Corp.	7,438
1,065	Smith (A.O.) Corp.	19,064
590	Superior Industries International, Inc.	22,597
320	(1)Thermo Electron Corp.	7,046

	Total	203,944

	Communication Services—3.0%
1,035	Galileo International, Inc.	33,637
270	(1)Young Broadcasting, Inc., Class A	9,067

	Total	42,704

	Consumer Cyclicals—4.6%
75	Allen Organ Co., Class B	2,569
465	Boston Acoustics, Inc.	6,080
490	Cordiant Communications Group PLC, ADR	6,296
480	Deluxe Corp.	13,872

WACHOVIA SPECIAL VALUES FUND II

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
15	Grey Global Group, Inc.	$ 9,975
175	Raven Industries, Inc.	4,706
380	Skyline Corp.	10,336
1,030	(1)Supreme Industries, Inc.	4,738
740	Velcro Industries N.V.	7,974

	Total	66,546

	Consumer Staples—5.4%
830	(1)Alltrista Corp.	9,794
210	CBRL Group, Inc.	3,559
60	(1)Chris-Craft Industries, Inc.	4,284
325	Deb Shops, Inc.	6,091
360	(1)GTECH Holdings Corp.	12,784
510	(1)Lands’ End, Inc.	20,476
325	Lone Star Steakhouse & Saloon	4,222
1,010	(1)M & F Worldwide Corp.	3,889
40	(1)Neiman-Marcus Group, Inc., Class B	1,180
175	(1)Payless Shoesource, Inc.	11,323

	Total	77,602

	Energy—3.3%
300	(1)Atwood Oceanics, Inc.	10,530
960	Berry Petroleum Co., Class A	13,920
100	Devon Energy Corp.	5,250
482	Forest Oil Corp.	13,496
265	(1)Global Marine, Inc.	4,937

	Total	48,133

	Finance—27.7%
80	Ace, Ltd.	3,127
35	(1)Affiliated Managers Group, Inc.	2,152
115	BB&T Corp.	4,219
545	CNA Surety Corp.	7,630
815	Charter Municipal Mortgage Acceptance Co.	12,999
420	Eaton Vance Corp.	14,616
220	Equity Residential Properties Trust	12,441
580	Forest City Enterprises, Inc., Class A	31,900
575	Global Payments, Inc.	17,307
1,110	(1)Healthcare Recoveries, Inc.	5,683

WACHOVIA SPECIAL VALUES FUND II

Shares		Value

Common Stocks—continued
	Finance—continued
245	(1)Heidrick & Struggles International, Inc.	$ 4,981
700	IPC Holdings Ltd.	16,562
600	iShares Russell 2000 Index Fund	61,140
610	John Nuveen & Co., Class A	34,556
255	LandAmerica Financial Group, Inc.	8,122
410	Leucadia National Corp.	13,304
705	Liberty Corp.	28,200
465	Liberty Financial Cos., Inc.	15,089
200	Merchants Group, Inc.	4,250
870	Radian Group, Inc.	35,192
580	(1)Standard Management Corp.	3,625
1,150	Stewart Information Services Corp.	22,414
325	Trenwick Group Ltd.	7,449
80	White Mountains Insurance Group Ltd.	30,100

	Total	397,058

	Health Care—2.2%
405	(1)America Service Group, Inc.	10,368
1,000	(1)Per-Se Technologies, Inc.	8,150
470	West Pharmaceutical Services, Inc.	12,690

	Total	31,208

	Real Estate—0.6%
1,690	(1)La Quinta Properties, Inc.	8,754

	Technology—7.3%
960	(1)Adaptec, Inc.	9,542
875	(1)Cysive, Inc.	2,774
320	(1)ESCO Technologies, Inc.	9,648
400	(1)Eagle Point Software Corp.	2,120
1,040	(1)EarthLink, Inc.	14,664
170	(1)Electroglas, Inc.	3,009
285	Harris Corp.	7,755
110	(1)Investment Technology Group, Inc.	5,532
635	Nam Tai Electronics, Inc.	9,531
290	National Data Corp.	9,396
285	(1)Parametric Technology Corp.	3,987
131	(1)Roxio, Inc.	1,703
220	(1)Sensormatic Electronics Corp.	3,740
570	(1)Standard Microsystems Corp.	10,203

WACHOVIA SPECIAL VALUES FUND II

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—continued
530	United Industrial Corp.	$ 8,878
890	(1)Viant Corp.	1,664

	Total	104,146

	Transportation—2.8%
410	(1)A.C.L.N. Ltd.	12,771
540	(1)Arkansas Best Corp.	12,447
500	USFreightways Corp.	14,750

	Total	39,968

	Utilities—1.8%
1,035	Aegis Realty, Inc.	10,971
545	UGI Corp.	14,715

	Total	25,686

	Total Common Stocks (identified cost $974,181)	1,177,149

Preferred Stocks—0.5%
	Finance—0.5%
470	Price Enterprises, Inc., Cumulative Pfd., Series A, $1.40 (identified cost $6,844)	7,403

Closed-End Investment Company—0.3%
750	Royce Global Trust, Inc. (identified cost $4,266)	4,725

(2) Repurchase Agreement—18.1%
$258,908	Goldman Sachs Group, LP, 3.930%, dated 6/29/2001, due 7/2/2001 (at amortized cost)	258,908

	Total Investments (identified cost $1,244,199)(3)	$1,448,185

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $1,244,199. The net unrealized appreciation of investments on a federal tax basis amounts to $203,986 which is comprised of $229,764 appreciation and $25,778 depreciation at June 30, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($1,435,226) at June 30, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED )

Assets:
Investments in repurchase agreements	$ 258,908
Investments in securities	1,189,277

Total investments in securities, at value (identified cost $1,244,199)		$1,448,185
Cash		256,571
Income receivable		2,155
Receivable for investments sold		1,233
Receivable for shares sold		176

Total assets		1,708,320

Liabilities:
Payable for investments purchased	$ 266,010
Accrued expenses	7,084

Total liabilities		273,094

Net assets for 117,208 shares outstanding		$1,435,226

Net Assets Consist of:
Paid-in capital		$1,193,292
Net unrealized appreciation of investments		203,986
Accumulated net realized gain on investments		32,949
Undistributed net investment income		4,999

Total Net Assets		$1,435,226

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,435,226 ÷ 117,208 shares outstanding		$ 12.25

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED )

Investment Income:
Dividends (net of foreign taxes withheld of $7)			$ 8,191
Interest			4,576

Total Income			12,767
Expenses:
Investment adviser fee		$ 4,967
Administrative personnel and services fee		621
Custodian fees		124
Transfer and dividend disbursing agent fees and expenses		932
Directors’/Trustees’ fees		264
Auditing fees		5,015
Legal fees		686
Portfolio accounting fees		147
Share registration costs		3,964
Printing and postage		4,449
Insurance premiums		263
Miscellaneous		1,303

Total Expenses		22,735
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$ (4,967)
Reimbursement of other operating expenses	(10,008)

Total Waiver and Expense Reimbursement		(14,975)

Net expenses			7,760

Net investment income			5,007

Realized and Unrealized Gain on Investments:
Net realized gain on investments			32,957
Net change in unrealized appreciation of investments			119,683

Net realized and unrealized gain on investments			152,640

Change in net assets resulting from operations			$157,647

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) June 30, 2001	Period Ended December 31, 2000 (1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 5,007	$ 3,735
Net realized gain on investments	32,957	4,654
Net change in unrealized appreciation of investments	119,683	84,303

Change in net assets resulting from operations	157,647	92,692

Distributions to Shareholders—
Distributions from net investment income	(3,743)	—
Distributions from net realized gain on investments	(4,662)	—

Change in net assets resulting from distributions to shareholders	(8,405)	—

Share Transactions—
Proceeds from sale of shares	151,144	1,035,362
Net asset value of shares issued to shareholders in payment of distributions declared	8,406	—
Cost of shares redeemed	(1,620)	—

Change in net assets resulting from share transactions	157,930	1,035,362

Change in net assets	307,172	1,128,054
Net Assets—
Beginning of period	1,128,054	—

End of period (including undistributed net investment income of $4,999 and $3,735, respectively)	$1,435,226	$1,128,054

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) June 30, 2001		Period Ended December 31, 2000 (1)

Net asset value, beginning of period	$10.90		$10.00
Income from investment operations:
Net investment income	0.04		0.04
Net realized and unrealized gain on investments	1.39		0.86

Total from investment operations	1.43		0.90

Less Distributions:
Distributions from net investment income	(0.04)		—
Distributions from net realized gain on investments	(0.04)		—

Total distributions	(0.08)		—

Net asset value, end of period	$12.25		$10.90

Total return (2)	13.15%		9.00%
Ratios to average net assets:
Expenses	1.25	%(4)	1.25	%(4)
Net investment income	0.81	%(4)	2.15	%(4)
Expense waiver/reimbursement (3)	2.41	%(4)	15.72	%(4)
Supplemental data:
Net assets, end of period (000 omitted)	$1,435		$1,128
Portfolio turnover	20%		3%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(4)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA SPECIAL VALUES FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Special Values Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the ‘‘Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the guide will have a significant effect on the financial statements.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2001	Period Ended December 31, 2000(1)
	Shares	Shares

Shares sold	13,092	103,521
Shares issued to shareholders in payment of distributions declared	730	—
Shares redeemed	(135)	—

Net change resulting from share transactions	13,687	103,521

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Fund Advisers, a division of Wachovia Bank, N.A. the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.80% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate the waiver at its sole discretion any time after May 31, 2002.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

DISTRIBUTION SERVICES FEE —The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2001, the Fund did not incur a distribution services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES— FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

WACHOVIA SPECIAL VALUES FUND II

CUSTODIAN FEES —Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2001, were $257,678 and $210,680, respectively.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-09873

Cusip 929775203
26680 (8/01)